SCHEDULE OF INVESTMENTS (000)*

June 30, 2020 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK

Brazil — 4.3%

B2W Cia Digital[1]	273,300	$5,448

Banco do Brasil SA1	2,162,294	12,823

JBS SA	6,761,300	26,570

Minerva SA1	1,820,917	4,386

Petrobras Distribuidora SA	718,000	2,836

Petroleo Brasileiro SA, Class A ADR	1,262,900	10,066

Qualicorp Consultoria e Corretora de Seguros SA	1,547,500	8,295

Telefonica Brasil SA ADR	887,504	7,863

Vale SA, Class B ADR[1]	3,027,759	31,216

YDUQS Participacoes S.A.[1]	1,437,200	8,981

		118,484

China — 36.5%

Agile Group Holdings Ltd.	3,944,372	4,641

Alibaba Group Holding Ltd. ADR[1]	893,771	192,786

Anhui Conch Cement Co. Ltd., Class H	5,541,113	37,320

Baidu Inc. ADR[1]	340,600	40,835

China Communications Construction Co. Ltd., Class H	14,259,356	8,040

China Construction Bank Corp., Class H	109,347,000	88,460

China Lumena New Materials Corp. [1,2,3]	264,100	—

China Mobile Ltd.	3,484,500	23,513

China Mobile Ltd. ADR	333,460	11,218

China Petroleum & Chemical Corp., Class H	7,895,192	3,290

China Railway Construction Corp. Ltd., Class H	12,699,500	9,979

CNOOC Ltd.	25,610,000	28,483

Country Garden Holdings Co. Ltd.	11,400,000	14,003

Dongfeng Motor Group Co. Ltd., Class H	12,080,000	7,216

Fosun International Ltd.	11,050,500	14,058

Industrial & Commercial Bank of China, Class H	44,485,000	26,976

JD.com Inc. ADR[1]	873,400	52,561

KWG Property Holding Ltd.[1]	7,459,500	12,531

Lenovo Group Ltd.	17,290,000	9,570

Meituan Dianping, Class B1	400,000	8,872

NetEase Inc. ADR	62,700	26,922

New Oriental Education & Technology Group ADR[1]	219,892	28,637

Pinduoduo Inc. ADR[1]	134,000	11,502

Ping An Insurance Group Co. of China Ltd., Class H	4,709,838	47,095

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,910,736	8,250

Shimao Group Holdings Ltd.	3,333,500	14,107

Sunac China Holdings Ltd.	2,282,000	9,555

Tencent Holdings Ltd.	3,562,489	229,180

Vipshop Holdings Ltd. ADR[1]	936,543	18,647

Yum China Holdings Inc.	404,379	19,438

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2020 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

China — (continued)

Zhejiang Expressway Co. Ltd., Class H	8,865,421	$6,268

		1,013,953

India — 8.0%

Aurobindo Pharma Ltd.	1,512,169	15,455

Dr Reddy’s Laboratories Ltd.	361,042	18,864

HCL Technologies Ltd.	1,731,163	12,767

Hindalco Industries Ltd.	8,508,541	16,475

Hindustan Unilever Ltd.	1,075,645	31,057

ICICI Bank Ltd. ADR[1]	2,911,735	27,050

Infosys Ltd. ADR	2,429,800	23,472

Jubilant Foodworks Ltd.	442,025	10,112

REC Ltd.	5,946,767	8,514

Reliance Industries Ltd.	2,075,908	46,853

State Bank of India [1]	3,012,412	7,120

Tata Consumer Products Ltd.	1,072,000	5,501

		223,240

Indonesia — 0.5%

Bank Rakyat Indonesia Persero	67,953,840	14,414

Malaysia — 1.1%

Malayan Banking Bhd	8,153,744	14,290

Top Glove Corp. BHD	4,250,100	15,969

		30,259

Mexico — 1.7%

Grupo Financiero Banorte SAB de CV, Class O	5,212,511	18,036

Kimberly-Clark de Mexico SAB de CV, Class A	4,381,907	6,831

Wal-Mart de Mexico SAB de CV	9,062,340	21,674

		46,541

Peru — 0.5%

Credicorp Ltd.	104,725	13,999

Poland — 0.5%

Powszechny Zaklad Ubezpieczen SA	1,704,240	12,462

Russia — 5.6%

Gazprom PJSC ADR	6,093,729	32,882

Lukoil PJSC ADR	531,681	39,482

MMC Norilsk Nickel PJSC ADR	973,016	25,483

Mobile TeleSystems PJSC ADR	2,121,645	19,498

Sberbank of Russia PJSC ADR	2,692,594	30,642

X5 Retail Group NV GDR	227,790	8,064

		156,051

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2020 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Saudi Arabia — 0.8%

Mobile Telecommunications Co. Saudi Arabia[1]	2,586,661	$7,820

Saudi Telecom Co.	546,423	14,422

		22,242

South Africa — 1.4%

Absa Group Ltd.	1,933,352	9,504

Exxaro Resources Ltd.	915,741	6,884

Impala Platinum Holdings Ltd.	1,247,816	8,341

Sibanye Stillwater Ltd.[1]	6,124,880	13,307

		38,036

South Korea — 13.1%

Daelim Industrial Co. Ltd.	149,401	10,222

Hana Financial Group Inc.	1,026,071	23,032

Hanwha Corp.	310,917	5,726

Hyundai Marine & Fire Insurance Co. Ltd.	273,545	5,208

KB Financial Group Inc.	852,193	24,053

Kia Motors Corp.	720,753	19,204

LG Corp.	299,856	17,749

LG Electronics Inc.	90,370	4,748

NAVER Corp.	85,219	18,916

POSCO	137,867	19,943

POSCO ADR	133,895	4,960

Samsung C&T Corp.	59,400	5,728

Samsung Electronics Co. Ltd.	3,516,096	154,342

SK Hynix Inc.	450,472	31,870

SK Telecom Co. Ltd.	103,159	18,096

		363,797

Taiwan — 13.2%

Accton Technology Corp.	2,047,000	15,818

Catcher Technology Co. Ltd.	1,637,468	12,321

FLEXium Interconnect Inc.	2,412,000	9,933

Fubon Financial Holding Co. Ltd.	14,356,000	21,360

HON HAI Precision Industry Co. Ltd.	11,001,298	32,178

King Yuan Electronics Co. Ltd.	7,998,000	9,312

Largan Precision Co. Ltd.	92,000	12,738

Lite-On Technology Corp.	9,871,202	15,490

MediaTek Inc.	1,965,000	38,561

Pegatron Corp.	6,446,000	13,983

Powertech Technology Inc.	4,817,000	17,469

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,427,561	137,813

Win Semiconductors Corp.	834,000	8,452

Yuanta Financial Holding Co. Ltd.	33,064,408	19,555

		364,983

Thailand — 1.3%

Charoen Pokphand Foods PCL	17,798,000	18,283

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2020 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares/ Number of Warrant/Face Amount (000)	Value

Thailand — (continued)

Thanachart Capital	6,244,000	$7,172

Tisco Financial Group PCL	5,064,600	11,388

		36,843

Turkey — 0.6%

Tekfen Holding AS	2,657,419	6,600

Turkcell Iletisim Hizmetleri AS	4,302,766	10,321

		16,921

Total Common Stock

(Cost $2,373,290) — 89.1%		2,472,225

WARRANTS

MSCI China A Market Access (HSBC), Expires 10/16/2020[1]	47,204	51,801

MSCI China A Market Access (Morgan Stanley), Expires 8/17/2020[1]	41,421	46,322

Total Warrants

(Cost $85,752) — 3.5%		98,123

PREFERENCE STOCK

Brazil — 1.7%

Cia Brasileira de Distribuicao	688,984	9,058

Cia Paranaense de Energia	754,300	8,486

Itausa S.A.	15,956,341	28,344

		45,888

South Korea — 0.2%

LG Chemical Ltd.	29,300	6,090

Total Preference Stock

(Cost $81,212) — 1.9%		51,978

CORPORATE OBLIGATIONS

Citigroup Global Markets Holdings, 0.000% [4]	$40,000	43,320

Total Corporate Obligations

(Cost $40,000) — 1.6%		43,320

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2020 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 0.090% **	70,846,489	$70,846

Total Short-Term Investment

(Cost $70,846) — 2.5%		70,846

Total Investments — 98.6%

(Cost $2,651,100)		2,736,492

Other Assets in Excess of Liabilities — 1.4%		38,691

Net Assets — 100.0%		$2,775,183

A list of the open futures contracts held by the Fund at June 30, 2020, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
MSCI Emerging Markets	1,538	Sep-2020	$74,438	$75,800	$1,362

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2020.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of June 30, 2020 was $– and represented 0.0% of net assets.
3

Level 3 security in accordance with fair value hierarchy. Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of June 30, 2020 was $– and represented 0.0% of net assets.

4	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Amounts designated as “—” are $0.

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2020 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at June 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$118,484	$—	$—		$118,484
China	1,013,953	—	—	^	1,013,953
India	223,240	—	—		223,240
Indonesia	14,414	—	—		14,414
Malaysia	30,259	—	—		30,259
Mexico	46,541	—	—		46,541
Peru	13,999	—	—		13,999
Poland	12,462	—	—		12,462
Russia	156,051	—	—		156,051
Saudi Arabia	22,242	—	—		22,242
South Africa	38,036	—	—		38,036
South Korea	358,069	5,728	—		363,797
Taiwan	364,983	—	—		364,983
Thailand	—	36,843	—		36,843
Turkey	16,921	—	—		16,921

Total Common Stock	2,429,654	42,571	—		2,472,225

Warrants	—	98,123	—		98,123

Preference Stock	51,978	—	—		51,978

Corporate Obligations	—	43,320	—		43,320

Short-Term Investment	70,846	—	—		70,846

Total Investments in Securities	$2,552,478	$184,014	$—		$2,736,492

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation	$1,362	$—	$—		$1,362

Total Other Financial Instruments	$1,362	$—	$—		$1,362

*	Futures contracts are valued at the unrealized appreciation on the instruments.
†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

^	Security is fair valued at zero due to company’s insolvency. Level 3 security in accordance with fair value hierarchy.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-2700